UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-612
                                   -------

Value Line Income And Growth Fund, Inc.
---------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: September 30, 2004
                          ------------------

ITEM 1:  SCHEDULE OF INVESTMENTS.

         A copy of Schedule of Investments for the period ended 9/30/04 is included with this Form.

VALUE LINE INCOME & GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004

                                                                                      Percent of
         Security Description                    Shares          Market Value      Total Net Assets
--------------------------------------          ---------        ------------      ----------------
COMMON STOCK
AEROSPACE/DEFENSE
ALLIANT TECHSYSTEMS INC                         10,000.00             605,000
EMBRAER EMPRESA BRASILEIRA DE                   22,000.00             580,800
L 3 COMMUNICATIONS HLDG CORP                    12,000.00             804,000
LOCKHEED MARTIN CORP                            15,000.00             836,700
                                                          ----------------------------------------
                                                                    2,826,500                1.3%
AIR TRANSPORT
EXPRESSJET HOLDINGS INC                         30,000.00             300,300
FLYI INC                                        20,000.00              78,200
                                                          ----------------------------------------
                                                                      378,500                0.2%
APPAREL
LIZ CLAIBORNE INC                               20,000.00             754,400                0.4%

AUTO PARTS (DEM)
AUTOLIV                                         20,000.00             808,000
BORG WARNER INC                                 20,000.00             865,800
LEAR CORP                                       10,000.00             544,500
                                                          ----------------------------------------
                                                                    2,218,300                1.0%
BANK
BANKNORTH GROUP INC NEW                         25,000.00             875,000
KEYCORP NEW                                     22,000.00             695,200
NATIONAL COMM FINL CORP                         15,000.00             513,150
PNC FINL SVCS GROUP INC                         15,000.00             811,500
REGIONS FINL CORP NEW                           19,753.00             653,034
SUNTRUST BKS INC                                15,000.00           1,056,150
                                                          ----------------------------------------
                                                                    4,604,034                2.1%
BANK (MIDWEST)
FIRST HORIZON NATL CORP                         15,000.00             650,400
US BANCORP DEL                                  15,000.00             433,500
                                                          ----------------------------------------
                                                                    1,083,900                0.5%
BEVERAGE (SOFT DRINK)
 ADBURY SCHWEPPES                               27,500.00             850,025                0.4%

BUILDING MATERIALS
RINKER GROUP INC                                11,000.00             689,040                0.3%

CANADIAN ENERGY
ENCANA CORP                                     25,000.00           1,157,500                0.5%

CEMENT & AGGREGATES
CEMEX S A                                       30,000.00             844,200                0.4%

CHEMICAL (BASIC)
DOW CHEM CO                                     20,000.00             903,600
DU PONT E I DE NEMOURS + CO                     20,000.00             856,000
                                                          ----------------------------------------
                                                                    1,759,600                0.8%
CHEMICAL (DIVERSIFIED)
CABOT CORP                                      20,000.00             771,400
FMC CORP                                        15,000.00             728,550
IMC GLOBAL INC                                  35,000.00             608,650
PALL CORP                                       22,000.00             538,560
                                                          ----------------------------------------
                                                                    2,647,160                1.2%

                                                                                      Percent of
         Security Description                    Shares          Market Value      Total Net Assets
--------------------------------------          ---------        ------------      ----------------
CHEMICAL (SPECIALITY)
AGRIUM INC                                      12,000.00             213,120
AVERY DENNISON CORP                             12,000.00             789,360
HERCULES INC                                    24,000.00             342,000
LUBRIZOL CORP                                   12,000.00             415,200
                                                          ----------------------------------------
                                                                    1,759,680                0.8%
COAL
PEABODY ENERGY CORP                             12,000.00             714,000                0.3%

COMPUTER & PERIFERALS
EMC CORP                                        25,000.00             288,500
HEWLETT PACKARD CO                              10,000.00             187,500
LEXAR MEDIA INC                                 15,000.00             125,850
MRV COMMUNICATIONS INC                          35,000.00              87,500
MERCURY COMPUTER SYS INC                        20,000.00             538,400
SANDISK CORP                                    10,000.00             291,200
SILICON GRAPHICS INC                            20,000.00              28,600
SUN MICROSYSTEMS INC                            30,000.00             121,200
3COM CORP                                       30,000.00             126,600
UNISYS CORP                                     35,000.00             361,200
                                                          ----------------------------------------
                                                                    2,156,550                1.0%
COMPUTER SOFTWARE SRVS
AFFILIATED COMPUTER SVCS INC                    15,000.00             835,050
COMPUTER SCIENCES CORP                          15,000.00             706,500
COMPUWARE CORP                                  30,000.00             154,500
MICROSOFT CORP                                  21,000.00             580,650
NOVELL INC                                      20,000.00             126,200
SEI INVESTMENTS CO                              15,000.00             505,200
SIEBEL SYS INC                                  20,000.00             150,800
SUNGARD DATA SYS INC                            15,000.00             356,550
VERITAS SOFTWARE CORP                           15,000.00             267,000
CHECK POINT SOFTWARE                            10,000.00             169,700
                                                          ----------------------------------------
                                                                    3,852,150                1.8%
DIVERSIFIED COMPANY
HONEYWELL INTL INC                              10,000.00             358,600
PENTAIR INC                                     20,000.00             698,200
TELEFLEX INC                                    12,000.00             510,000
TEXTRON INC                                     10,000.00             642,700
                                                          ----------------------------------------
                                                                    2,209,500                1.0%
DRUG
ASTRAZENECA PLC                                 12,000.00             493,560
BRISTOL MYERS SQUIBB CO                         15,000.00             355,050
IMMUCOR CORP                                    16,500.00             408,375
MERCK + CO INC                                   7,500.00             247,500
MYLAN LABS INC                                  35,000.00             630,000
PFIZER INC                                      15,000.00             459,000
PHARMACEUTICAL PROD DEV INC                     20,000.00             720,000
SANOFI AVENTIS                                  18,000.00             658,980
SERONO SA                                       21,000.00             321,930
WATSON PHARMACEUTICALS INC                      25,000.00             736,500
                                                          ----------------------------------------
                                                                    5,030,895                2.3%
EDUCATIONAL SERVICES
CORINTHIAN COLLEGES INC                         30,000.00             404,400                0.2%

ELECTRICAL EQUIPMENT
FLIR SYS INC                                     2,000.00             117,000
FEDERAL SIGNAL CORP                             18,000.00             334,440

                                                                                      Percent of
         Security Description                    Shares          Market Value      Total Net Assets
--------------------------------------          ---------        ------------      ----------------
GENERAL ELEC CO                                 10,000.00             335,800
THOMAS + BETTS CORP                             20,000.00             536,400
                                                          ----------------------------------------
                                                                    1,323,640                0.6%
ELECTRICAL UTILITY (CENTRAL)
AMERICAN ELEC PWR INC                           15,000.00             479,400
WESTSTAR ENERGY INC                             21,000.00             424,200
                                                          ----------------------------------------
                                                                      903,600                0.4%
ELECTRICAL UTILITY (EAST)
DOMINION RES INC VA NEW                         12,000.00             783,000
EXELON CORP                                     25,000.00             917,250
PPL CORP                                        15,000.00             707,700
PEPCO HLDGS INC                                 10,000.00             199,000
PROGRESS ENERGY INC                             14,000.00             592,760
                                                          ----------------------------------------
                                                                    3,199,710                1.5%
ELECTRICAL UTILITY (WEST)
XCEL ENERGY INC                                 20,000.00             346,400                0.2%

ELECTRONICS
CUBIC CORP                                      10,000.00             229,000
DREXLER TECHNOLOGY CORP                         17,000.00             155,720
FARGO ELECTRONICS INC                           17,000.00             164,730
MEMC ELECTR MATLS INC                           15,000.00             127,200
PAXAR CORP                                      30,000.00             680,400
SYMBOL TECHNOLOGIES INC                         20,000.00             252,800
TITAN CORP                                      20,000.00             279,400
VALENCE TECHNOLOGY INC                          55,000.00             189,200
                                                          ----------------------------------------
                                                                    2,078,450                1.0%
ENTERTAINMENT
LIBERTY MEDIA CORP                              38,000.00             331,360                0.2%

ENTERTAINMENT TECHNOLOGY
TAKE TWO INTERACTIVE SOFTWARE                   10,000.00             328,500                0.2%

ENVIRONMENTAL
WASTE MGMT INC DEL                              20,000.00             546,800                0.3%

FINANCIAL SERVICES
AON CORP                                        20,000.00             574,800
CITIGROUP INC                                   14,000.00             617,680
DANIELSON HLDG CORP                             12,000.00              73,080
GALLAGHER ARTHUR J + CO                         16,000.00             530,080
LOEWS CORP                                      15,000.00             877,500
PRINCIPAL FINANCIAL GROUP                       15,000.00             539,550
                                                          ----------------------------------------
                                                                    3,212,690                1.5%
FOOD PROCESSING
ARCHER DANIELS MIDLAND CO                       35,000.00             594,300
CHIQUITA BRANDS INTL INC                        20,000.00             348,200
CONAGRA INC                                     25,000.00             642,750
DEAN FOODS CO NEW                               20,000.00             600,400
GENERAL MLS INC                                 12,000.00             538,800
HORMEL FOODS CORP                               15,000.00             401,700
LANCE INC                                        6,000.00              96,900
SARA LEE CORP                                   25,000.00             571,500
UNILEVER PLC                                    18,000.00             594,360
BUNGE LIMITED                                   20,000.00             799,600
                                                          ----------------------------------------
                                                                    5,188,510                2.4%
FOREIGN ELECTRONICS
CANON INC                                       15,000.00             707,400                0.3%

                                                                                      Percent of
         Security Description                    Shares          Market Value      Total Net Assets
--------------------------------------          ---------        ------------      ----------------
FOREIGN TELECOM
TDC A S                                         30,000.00             528,900
TELECOM CORP OF NEW ZEALAND                     15,000.00             477,150
                                                          ----------------------------------------
                                                                    1,006,050                0.5%
FURN/HOME FURNISHINGS
CULP INC                                        30,000.00             220,500
LA Z BOY INC                                    20,000.00             303,600
STEELCASE INC                                   30,000.00             420,000
                                                          ----------------------------------------
                                                                      944,100                0.4%
GROCERY
SAFEWAY INC                                     20,000.00             386,200                0.2%

HEALTH CARE INFO SYSTEMS
APPLERA CORP CELERA GENOMICS                    19,000.00             222,110
CERNER CORP                                     16,000.00             692,160
                                                          ----------------------------------------
                                                                      914,270                0.4%
HOTEL/GAMING
ISLE CAPRI CASINOS INC                          10,000.00             193,700                0.1%

HOUSEHOLD PRODUCTS
COLGATE PALMOLIVE CO                            12,000.00             542,160
NEWELL RUBBERMAID INC                           15,000.00             300,600
                                                          ----------------------------------------
                                                                      842,760                0.4%
INDUSTRIAL SERVICES
CONVERGYS CORP                                  25,000.00             335,750
SIRVA INC                                       15,000.00             343,500
                                                          ----------------------------------------
                                                                      679,250                0.3%
INFORMATION SERVICES
PROQUEST COMPANY                                25,000.00             642,500                0.3%

INSURANCE (LIFE)
LINCOLN NATL CORP IN                            20,000.00             940,000
TORCHMARK INC                                   15,000.00             797,700
UNUMPROVIDENT CORP                              25,000.00             392,250
                                                          ----------------------------------------
                                                                    2,129,950                1.0%
INSURANCE PROP (CASUALTY)
AMERICAN FINL GROUP INC OHIO                    19,000.00             567,910
BERKLEY W R CORP                                12,000.00             505,920
HCC INS HLDGS INC                               20,000.00             603,000
SAFECO CORP                                     16,000.00             730,400
21ST CENTURY INS GROUP                          25,000.00             333,750
MONTPELIER RE HOLDINGS LTD                      20,000.00             733,600
PARTNERRE LTD                                   18,000.00             984,420
                                                          ----------------------------------------
                                                                    4,459,000                2.1%
INTERNET
BLUE COAT SYS INC                               35,000.00             504,000
SINA CORP                                       20,000.00             509,800
                                                          ----------------------------------------
                                                                    1,013,800                0.5%
MACHINERY
AGCO CORP                                       35,000.00             791,700
DEERE + CO                                       4,000.00             258,200
FLOWSERVE CORP                                  20,000.00             483,600
LINCOLN ELEC HLDGS INC                          22,000.00             689,920
ROPER INDS                                       5,000.00             287,300
SNAP ON INC                                     15,000.00             413,400
YORK INTL CORP                                  10,000.00             315,900
                                                          ----------------------------------------
                                                                    3,240,020                1.5%

                                                                                      Percent of
         Security Description                    Shares          Market Value      Total Net Assets
--------------------------------------          ---------        ------------      ----------------
MARITIME
ALEXANDER + BALDWIN INC                         16,000.00             543,040                0.3%

MEDICAL SERVICES
CURATIVE HEALTH SVCS INC NEW                    30,000.00             206,100
HEALTH MGMT ASSOC                               30,000.00             612,900
HEALTH NET INC                                  20,000.00             494,400
LABORATORY CORP AMER HLDGS                      20,000.00             874,400
LIFEPOINT HOSPS INC                             10,000.00             300,100
LINCARE HLDGS INC                               15,000.00             445,650
MATRIA HEALTHCARE INC                           20,000.00             566,200
OCA INC                                         20,000.00              94,800
PSS WORLD MED INC                               26,000.00             261,040
                                                          ----------------------------------------
                                                                    3,855,590                1.8%
MEDICAL SUPPLIES
ALIGN TECHNOLOGY INC                            23,000.00             351,440
BECKMAN COULTER INC                              8,000.00             448,960
BECTON DICKINSON + CO                           12,000.00             620,400
BIOMET INC                                      12,000.00             562,560
CARDINAL HEALTH INC                             10,000.00             437,700
JOHNSON + JOHNSON                               22,000.00           1,239,260
POLYMEDICA CORP                                 24,000.00             739,200
RESMED INC                                       5,000.00             238,050
STERIS CORP                                     24,000.00             526,560
                                                          ----------------------------------------
                                                                    5,164,130                2.4%
METAL FABRICATING
SHAW GROUP INC                                  25,000.00             300,000                0.1%

METALS & MINING (DIV)
ALLEGHENY TECHNOLOGIES INC                      10,000.00             182,500
ALLIANCE RESOURCE PARTNERS L P                  11,000.00             612,370
BHP BILLITON LTD                                24,000.00             498,000
INCO LTD                                        15,000.00             585,750
RIO TINTO PLC                                    8,000.00             869,200
USEC INC                                        35,000.00             362,950
                                                          ----------------------------------------
                                                                    3,110,770                1.4%
NATURAL GAS (DISTRIBUTION)
FERRELL GAS PARTNERS LP                         21,000.00             458,220                0.2%

NATURAL GAS (DIVERSIFIED)
DEVON ENERGY CORPORATION NEW                    20,000.00           1,420,200
EQUITABLE RES INC                                8,000.00             434,480
NATIONAL FUEL GAS CO N J                        20,000.00             566,600
SAN JUAN BASIN RTY TR                           10,000.00             305,100
                                                          ----------------------------------------
                                                                    2,726,380                1.3%
NEWSPAPER
NEWS CORP LTD                                   20,000.00             657,400                0.3%

OILFIELD SERVICES/EQUIPMENT
OFFSHORE LOGISTICS INC                          24,000.00             826,080
OIL STATES INTL INC                             40,000.00             748,000
PATTERSON UTI ENERGY INC                        30,000.00             572,100
PLAINS ALL AMERN PIPELINE L P                   10,000.00             359,800
SUPERIOR ENERGY SVCS INC                        45,000.00             581,400
VERITAS DGC INC                                  5,000.00             113,900
TEEKAY SHIPPING CORP                            20,000.00             861,800
                                                          ----------------------------------------
                                                                    4,063,080                1.9%

                                                                                      Percent of
         Security Description                    Shares          Market Value      Total Net Assets
--------------------------------------          ---------        ------------      ----------------
PACKAGING & CONTAINER
AMERICAN GREETINGS CORP                         18,000.00             452,160
CHESAPEAKE CORP                                 10,000.00             240,200
SONOCO PRODS CO                                 20,000.00             528,800
                                                          ----------------------------------------
                                                                    1,221,160                0.6%
PETROLEUM (INTEGRATED)
CHEVRONTEXACO CORP                              22,000.00           1,180,080
KERR MCGEE CORP                                 15,000.00             858,750
PETROCHINA CO LTD                                5,000.00             268,800
PETROLEO BRASILEIRO SA                          30,000.00           1,057,500
PREMCOR INC                                     18,000.00             693,000
TESORO PETE CORP                                14,000.00             413,420
VALERO ENERGY CORP                               5,000.00             401,050
                                                          ----------------------------------------
                                                                    4,872,600                2.3%
PETROLEUM (PRODUCING)
ANADARKO PETE CORP                              12,000.00             796,320
BURLINGTON RES INC                              16,000.00             652,800
CANADIAN NATURAL RES LTD                        28,000.00           1,115,240
CHESAPEAKE ENERGY CORP                          32,000.00             506,560
MAGNUM HUNTER RESOURCES INC                     15,000.00             173,100
PRECISION DRILLING CORP                         24,000.00           1,380,000
SUNCOR ENERGY INC                               20,000.00             640,200
                                                          ----------------------------------------
                                                                    5,264,220                2.5%
PHARMACY
EXPRESS SCRIPTS INC                              5,000.00             326,700
OMNICARE INC                                    20,000.00             567,200
                                                          ----------------------------------------
                                                                      893,900                0.4%
POWER INDUSTRY
SCOTTISH PWR PLC                                25,000.00             771,000                0.4%

PRECIOUS METALS
ANGLOGOLD ASHANTI LTD                           25,000.00             972,500
NEWMONT MNG CORP                                10,000.00             455,300
                                                          ----------------------------------------
                                                                    1,427,800                0.7%
PRECISION INSTRUMENT
APPLIED FILMS CORP                              12,000.00             216,120
MECHANICAL TECHNOLOGY INC                       20,000.00              80,400
OSI SYS INC                                     30,000.00             483,000
RAE SYS INC                                     15,000.00              83,700
                                                          ----------------------------------------
                                                                      863,220                0.4%
PUBLISHING
DONNELLEY R R + SONS CO                         20,160.00             631,411                0.3%

R.E.I.T.
PENGROWTH ENERGY TR                             40,000.00             717,200                0.3%

RAILROAD
CP HOLDRS                                       15,000.00             955,350
CSX CORP                                        20,000.00             664,000
CANADIAN NATL RY CO                             18,000.00             873,000
CANADIAN PAC RY                                 24,000.00             618,720
NORFOLK SOUTHN CORP                             30,000.00             892,200
UNION PAC CORP                                  12,000.00             703,200
                                                          ----------------------------------------
                                                                    4,706,470                2.2%
RECREATION
K2 INC                                          12,000.00             171,720
LEAPFROG ENTERPRISES INC                        20,000.00             405,000
SUNTERRA CORP                                   19,000.00             181,070
                                                          ----------------------------------------
                                                                      757,790                0.4%

                                                                                      Percent of
         Security Description                    Shares          Market Value      Total Net Assets
--------------------------------------          ---------        ------------      ----------------
RESTAURANT
BRINKER INTL INC                                15,000.00             467,250
CBRL GROUP INC                                  24,000.00             865,920
                                                          ----------------------------------------
                                                                    1,333,170                0.6%
RETAIL (SPECIAL LINES)
BED BATH + BEYOND INC                           10,000.00             371,100
CATO CORP NEW                                   40,000.00             890,000
CHRISTOPHER + BANKS CORP                         4,000.00              64,040
LINENS N THINGS INC                             16,000.00             370,720
NBTY INC                                        25,000.00             539,000
RADIOSHACK CORP                                 20,000.00             572,800
ROSS STORES INC                                 24,000.00             562,560
TJX COS INC NEW                                 25,000.00             551,000
                                                          ----------------------------------------
                                                                    3,921,220                1.8%
RETAIL STORE
BJS WHSL CLUB INC                               20,000.00             546,800
BIG LOTS INC                                    17,000.00             207,910
PENNEY J C INC                                  10,000.00             352,800
                                                          ----------------------------------------
                                                                    1,107,510                0.5%
SEMICONDUCTOR
NATIONAL SEMICONDUCTOR CORP                     20,000.00             309,800
NVIDIA CORP                                     15,000.00             217,800
VITESSE SEMICONDUCTOR CORP                      30,000.00              81,900
                                                          ----------------------------------------
                                                                      609,500                0.3%
SHOE
GENESCO INC                                     25,000.00             588,750
REEBOK INTL LTD                                 24,000.00             881,280
                                                          ----------------------------------------
                                                                    1,470,030                0.7%
STEEL (INTEGRATED)
INTERNATIONAL STL GROUP INC                     20,000.00             674,000                0.3%

TELECOM. EQUIPMENT
APPLIED SIGNAL TECHNOLOGY INC                   10,000.00             319,900
CISCO SYS INC                                   20,000.00             362,000
UTSTARCOM INC                                   25,000.00             402,750
                                                          ----------------------------------------
                                                                    1,084,650                0.5%
THRIFT
WASHINGTON FED INC                              30,000.00             754,500                0.4%

TRUCKING
RYDER SYS INC                                   15,000.00             705,600
YELLOW ROADWAY CORP                             15,000.00             703,350
                                                          ----------------------------------------
                                                                    1,408,950                0.7%
WATER UTILITY
AMERICAN STS WTR CO                             25,000.00             622,500
CALIFORNIA WATER SERVICE GRP                    20,100.00             590,337
                                                          ----------------------------------------
                                                                    1,212,837                0.6%
WIRELESS NETWORKING
ECHELON CORP                                    22,000.00             173,360
PALMONE INC                                      7,000.00             213,080
POWERWAVE TECHNOLOGIES INC                      25,000.00             154,000
THREE FIVE SYS INC                              35,000.00              95,900
                                                          ----------------------------------------
                                                                      636,340                0.3%
                                                          ----------------------------------------

                         TOTAL COMMON STOCKS                      127,777,082               59.5%
                         (COST $108,590,674)              ========================================

                                                                                      Percent of
         Security Description                    Shares          Market Value      Total Net Assets
--------------------------------------          ---------        ------------      ----------------

PREFERRED STOCK
R.E.I.T.
HEALTH CARE REIT INC                            30,000.00             742,500                0.3%

SECURITIES BROKERAGE
LEHMAN BROTHERS HOLDINGS, INC. FLOATING RATE
  SERIES "G" PFD                                40,000.00           1,008,800                0.5%
                                                          ----------------------------------------

                        TOTAL PREFERED STOCK                        1,751,300                0.8%
                           (COST $1,768,000)              ========================================

CONVERTIBLE PREFERRED
BEVERAGE (ALCOHOLIC)
CONSTELLATION BRANDS, INC 5.75%, CONV. Pfd.     30,000.00             982,500                0.5%

MEDICAL SUPPLIES
BAXTER INTERNATIONAL, INC. 7%, CONV. UNIT       10,000.00             537,500                0.3%
                                                          ----------------------------------------

                  TOTAL CONVERIBLE PREFERRED                        1,520,000                0.7%
                           (COST $1,283,929)              ========================================


CORPORATE BONDS AND NOTES                                                                                          PERCENT OF
AUTO PARTS (DEM)                                RATE     MATURITY     PAR VALUE                VALUE            TOTAL NET ASSETS
                                              ==================================================================================
DELPHI TR II                                     6.2%   11/15/33     $1,400,000.00           1,421,504                0.7%

CHEMICAL (SPECIALITY)
LUBRIZOL CORP                                    5.9%   12/01/08      1,175,000.00           1,227,837                0.6%

ELECTRICAL EQUIPMENT
THOMAS + BETTS CORP                              6.4%   02/10/09      1,250,000.00           1,329,673                0.6%

ELECTRONICS
AVNET INC                                        7.9%   02/15/05      1,000,000.00           1,035,000                0.5%

FINANCIAL SERVICES
IOS CAP LLC                                      7.3%   06/30/08      1,000,000.00           1,055,000
SLM CORP                                         4.9%   04/01/14      3,000,000.00           2,946,810
                                                                                   ----------------------------------------
                                                                                             4,001,810                1.9%
FOOD PROCESSING
UNIVERSAL FOODS CORP                             6.5%   04/01/09      1,000,000.00           1,038,489                0.5%

GROCERY
DELHAIZE AMER INC                                7.4%   04/15/06      1,000,000.00           1,059,799                0.5%

HOTEL/GAMING
PARK PL ENTMT CORP                               7.9%   12/15/05      1,000,000.00           1,052,500                0.5%

INSURANCE (LIFE)
PRINCIPAL LIFE INCOME FUNDINGS                   5.2%   04/01/16      3,000,000.00           2,927,700                1.4%

OILFIELD SERVICES/EQUIPMENT
PEMEX PROJ FDG MASTER TR                         7.4%   12/15/14        500,000.00             545,000                0.3%

PAPER & FOREST PRODUCTS
SCOTIA PAC CO LLC                                7.1%   01/20/14      1,000,000.00             880,000                0.4%

RETAIL STORE
DOLLAR GEN CORP                                  8.6%   06/15/10      1,000,000.00           1,150,000                0.5%

                                                                                                                   PERCENT OF
                                                RATE     MATURITY     PAR VALUE                VALUE            TOTAL NET ASSETS
                                              ==================================================================================
SECURITIES BROKERAGE
BEAR STEARNS COS INC                             5.1%   04/10/14      2,000,000.00           1,966,380                0.9%

TELECOM. SERVICES
CITIZENS COMMUNICATIONS CO                       9.3%   05/15/11      1,000,000.00           1,100,000                0.5%

TRUCKING
ROADWAY CORP                                     8.3%   12/01/08      1,000,000.00           1,129,684                0.5%
                                                                                   ----------------------------------------

               TOTAL CORPORATE BONDS & NOTES                                                21,865,376               10.2%
                          (Cost $21,309,985)                                       ========================================


CONVERTIBLE BONDS & NOTES
AIR TRANSPORT
EXPRESSJET HLDGS INC                             4.3%   08/01/23     $1,000,000.00             920,000                0.4%

AUTO & TRUCK
NAVISTAR FINL CORP                               4.8%   04/01/09      1,000,000.00             985,000                0.5%

CABLE TV
MEDIACOM                                         5.3%   07/01/06      1,250,000.00           1,215,625                0.6%

COMPUTER SOFTWARE SRVS
MENTOR GRAPHICS CORP                             6.9%   06/15/07        500,000.00             516,250                0.2%

DIVERSIFIED COMPANY
GENCORP INC                                      5.8%   04/15/07      1,150,000.00           1,175,875                0.5%

DRUG
ENZON INC                                        4.5%   07/01/08        500,000.00             466,875                0.2%

ELECTRONICS
CELESTICA INC                                    0.0%   08/01/20      1,000,000.00             546,250                0.3%

ENTERTAINMENT
LIBERTY MEDIA CORP                               3.5%   01/15/31        500,000.00             456,875                0.2%

FINANCIAL SERVICES
BISYS GROUP INC                                  4.0%   03/15/06      1,000,000.00             980,000                0.5%

INDUSTRIAL SERVICES
QUANTA SVCS INC                                  4.0%   07/01/07      1,000,000.00             942,500                0.4%

PRECISION INSTRUMENT
AGILENT TECHNOLOGIES INC                         3.0%   12/01/21      1,000,000.00           1,002,500                0.5%

SEMICONDUCTOR
ADVANCED MICRO DEVICES INC                       4.8%   02/01/22        500,000.00             483,125
ADVANCED ENERGY INDS INC                         5.0%   09/01/06      1,000,000.00             988,750
                                                                                   ----------------------------------------
                                                                                             1,471,875                0.7%
                                                                                   ========================================

                     TOTAL CONVERTIBLE BONDS                                                10,679,625                5.0%
                          (Cost $10,458,521)                                       ========================================

                                                                                                                   PERCENT OF
                                                RATE     MATURITY     PAR VALUE                VALUE            TOTAL NET ASSETS
                                              ==================================================================================
U S GOVERNMENT AGENCY OBLIGATIONS - LT

FEDERAL HOME LN BKS                              3.0%   03/30/11      2,000,000.00           1,997,430
FEDERAL HOME LN BKS                              3.1%   11/09/07      3,000,000.00           3,001,932
FEDERAL HOME LOAN BANK                           3.0%   02/12/07      3,000,000.00           3,000,267
FEDERAL HOME LN BKS                              4.1%   05/19/09      3,000,000.00           3,035,625
FEDERAL HOME LN BKS                              3.5%   02/28/07      2,000,000.00           2,009,222
FEDERAL HOME LN BKS                              3.0%   11/28/06      2,000,000.00           2,001,822
FEDERAL HOME LN MTG CORP                         5.0%   02/15/26      4,000,000.00             721,899
                                                                                   --------------------

                 TOTAL U S GOVERNMENT AGENCY
                            OBLIGATIONS - LT                                                15,768,197                7.3%
                          (COST $15,734,596)                                       ----------------------------------------

                 TOTAL INVESTMENT SECURITIES                                               179,361,580               83.5%
                         (COST $159,145,705)                                       ----------------------------------------

SHORT TERM INVESTMENTS
CORPORATE BONDS
Nelnet Student Loan Corp. Series 2004-2A         1.9%   02/25/39        $5,000,000           5,000,000                2.3%

REPURCHASE AGREEMENT
  (INCLUDING ACCRUED INTEREST)

Collateralized by $10,010,000 U.S. Treasury Bond 13.25%                 14,400,000
due 5/15/14, with a value of $14,705,316 (with Morgan Stanley,
1.59%, dated  9/30/04, due 10/1/04, delivery value $14,400,636)                             14,400,636                6.7%

Collateralized by 11,880,000 U.S. Treasury Bonds 6.75%                  14,500,000
due 8/15/26, with a value of $14,805,450 (with UBS Warburg
LLC, 1.55%, dated 9/30/04, due 10/1/04, delivery value $14,500,624)                         14,500,624                6.8%
                                                                                   ----------------------------------------

TOTAL REPURCHASE AGREEMENTS                                                                 28,901,260               13.5%
                                                                                   ========================================

TOTAL SHORT TERM INVESTMENTS (COST $33,901,260)                                             33,901,260               15.8%
                                                                                   ========================================

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0%)                                          1,436,719                0.7%
                                                                                   ========================================

NET ASSETS                                                                               $ 214,699,559              100.0%
                                                                                   ========================================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
OUTSTANDING SHARE
  ($214,699,559 DIVIDED BY 24,825,426 SHARES OUTSTANDING)                                         8.65
                                                                                   ====================


ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:    /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President

Date:  November 29, 2004
       --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jean B. Buttner
       -------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer

By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:  November 29, 2004
       --------------------------